Recent Accounting Pronouncements and Changes to Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Recent Accounting Pronouncements and Changes to Accounting Policies	Recent Accounting Pronouncements and Changes to Accounting Policies
a) Recent adoptions
The following amendments and interpretations became effective on January 1, 2025 or during 2025 and did not have a material impact on the Company's consolidated financial statements:

•In August 2023, the IASB issued Lack of Exchangeability (Amendments to IAS 21), which clarified that entities must estimate the spot exchange rate when it is determined that a currency lacks exchangeability and introduced targeted disclosure requirements.

•In April 2025, the IFRS Interpretations Committee (IFRIC) issued an agenda decision on Guarantees Issued on Obligations of Other Entities. The agenda decision clarified that an entity accounts for a guarantee that it issues based on the requirements in IFRS Accounting Standards, including the scoping requirements and using judgment to determine which standard applies, and not based on the nature of the entity's business activities.

•In November 2025, the IASB issued Disclosures about Uncertainties in the Financial Statements which added examples to the guidance accompanying several IFRS Accounting Standards to illustrate how an entity applies existing requirements to report the effects of uncertainties in its financial statements.

b) Future adoptions
Listed below are the standards, amendments, and interpretations that the Company reasonably expects to be applicable at a future date and intends to adopt when they become effective. The Company is currently considering the impact of adopting the standard and amendments on its consolidated financial statements and cannot reasonably estimate the effect at this time.

•In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which will replace IAS 1 Presentation of Financial Statements and will be accompanied by limited amendments to IAS 7 Statement of Cash Flows. IFRS 18 will introduce a defined structure for the statement of profit or loss and add disclosures about management-defined performance measures and new principles for aggregation and disaggregation of information. The standard will be effective for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted.

•In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7). The amendments clarify that financial liabilities are derecognized on the settlement date, subject to an accounting policy choice for certain financial liabilities settled through an electronic payment system; clarify the classification and measurement requirements for financial assets with Environmental, Social, and Governance linked and non-recourse features; and add certain disclosure requirements. The amendments are effective for annual reporting periods beginning on or after January 1, 2026, with earlier application permitted, applied retrospectively.